Subsidiaries	12 Months Ended
Dec. 31, 2012
Subsidiaries [Abstract]
Subsidiaries
Note 4 – Subsidiaries

The following table lists the Company's significant subsidiaries and their purpose that are included in the Consolidated and Combined Carve-out Financial Statements as of December 31, 2012.

Name of the Company	Jurisdiction of Incorporation	Principal Activities
Seadrill China Operations Ltd *	Luxembourg	Rig owner
Seadrill Deepwater Drillship Ltd	Cayman Islands	Rig owner
Seadrill Vencedor Ltd	Bermuda	Rig owner
Seabras Rig Holdco Kft*	Hungary	Rig owner
Seadrill China Operations Ltd	Bermuda	Previous rig owner
Seadrill Capricorn Ltd	Bermuda	Previous rig owner
Seadrill Tender Rigs Ltd	Bermuda	Previous rig owner
Subsea Drilling IV Ltd	Cyprus	Previous rig owner
Seadrill Canada Ltd*	Newfoundland, Canada	Operating company
Seadrill Americas Inc	U.S.A	Operating company
Seadrill Asia Ltd	Hong Kong	Operating company
Seadrill Offshore AS	Norway	Operating company
Seadrill US Gulf LLC*	U.S.A	Operating company
Seadrill Mobile Units Nigeria	Nigeria	Service company

*	Established in 2012.

In addition to the entities listed above, the Consolidated and Combined Carve-out Financial Statements (prior to October 24, 2012) included allocations and charges from other Seadrill subsidiaries from which the Company is deemed to have received benefit.